UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     February 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $285,979 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    11862   200445 SH       Sole                   112085        0    88360
AFLAC INC                      COM              001055102    11991   258325 SH       Sole                   150865        0   107460
AMBAC FINL GROUP INC           COM              023139108    13361   173390 SH       Sole                   100155        0    73235
AMGEN INC                      COM              031162100     5187    65774 SH       Sole                    37925        0    27849
BANK OF AMERICA CORPORATION    COM              060505104     4185    90679 SH       Sole                    52658        0    38021
BOSTON SCIENTIFIC CORP         COM              101137107    11368   464175 SH       Sole                   259150        0   205025
C D W CORP                     COM              12512N105    10641   184810 SH       Sole                   101375        0    83435
CARDINAL HEALTH INC            COM              14149Y108    12128   176404 SH       Sole                   100640        0    75764
CITIGROUP INC                  COM              172967101     7709   158840 SH       Sole                    83407        0    75433
DANAHER CORP DEL               COM              235851102     7564   135600 SH       Sole                    67640        0    67960
FEDEX CORP                     COM              31428X106    13333   128955 SH       Sole                    74110        0    54845
FIRST DATA CORP                COM              319963104     9355   217501 SH       Sole                   124210        0    93291
FISERV INC                     COM              337738108    10226   236340 SH       Sole                   134415        0   101925
FRANKLIN RES INC               COM              354613101     7072    75221 SH       Sole                    43465        0    31756
HOME DEPOT INC                 COM              437076102    11167   275874 SH       Sole                   163080        0   112794
ILLINOIS TOOL WKS INC          COM              452308109     7694    87443 SH       Sole                    45108        0    42335
INTEL CORP                     COM              458140100     6758   270751 SH       Sole                   131260        0   139491
JABIL CIRCUIT INC              COM              466313103    14215   383245 SH       Sole                   220150        0   163095
JACOBS ENGR GROUP INC DEL      COM              469814107     7226   106470 SH       Sole                    64190        0    42280
JOHNSON CTLS INC               COM              478366107    12289   168545 SH       Sole                    97435        0    71110
KOHLS CORP                     COM              500255104    10485   215745 SH       Sole                   112885        0   102860
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      809    10875 SH       Sole                     7380        0     3495
LEGGETT & PLATT INC            COM              524660107     9136   397921 SH       Sole                   216480        0   181441
MAXIM INTEGRATED PRODS INC     COM              57772K101    10100   278700 SH       Sole                   154515        0   124185
MOHAWK INDS INC                COM              608190104    10153   116730 SH       Sole                    61915        0    54815
PACCAR INC                     COM              693718108     9698   140090 SH       Sole                    78480        0    61610
SEI INVESTMENTS CO             COM              784117103      528    14270 SH       Sole                     8905        0     5365
STRYKER CORP                   COM              863667101     9624   216605 SH       Sole                   128775        0    87830
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    13689   318265 SH       Sole                   181485        0   136780
UNITED TECHNOLOGIES CORP       COM              913017109     8677   155202 SH       Sole                    86455        0    68747
UNITEDHEALTH GROUP INC         COM              91324p102      535     8605 SH       Sole                     6615        0     1990
US BANCORP DEL                 COM NEW          902973304     7214   241336 SH       Sole                   129380        0   111956